Schedule of Investments (unaudited)	iShares® Morningstar Mid-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Howmet Aerospace Inc.	116,211	$2,856,466
Huntington Ingalls Industries Inc.	12,089	1,901,962
TransDigm Group Inc.(a)	16,223	8,975,862
		13,734,290
Air Freight & Logistics — 1.4%
CH Robinson Worldwide Inc.	40,500	3,465,180
Expeditors International of Washington Inc.	50,445	4,515,837
XPO Logistics Inc.(a)	27,225	3,005,912
		10,986,929
Auto Components — 1.6%
Aptiv PLC	80,475	10,751,460
Gentex Corp	73,161	2,417,971
		13,169,431
Banks — 1.1%
Commerce Bancshares Inc.	31,469	2,103,703
SVB Financial Group(a)	15,437	6,758,010
		8,861,713
Biotechnology — 1.9%
Alexion Pharmaceuticals Inc.(a)	65,222	10,000,489
Alnylam Pharmaceuticals Inc.(a)	34,625	5,210,370
		15,210,859
Building Products — 3.3%
A O Smith Corp.	40,432	2,195,458
Allegion PLC	27,409	2,933,037
Fortune Brands Home & Security Inc.	41,382	3,569,197
Lennox International Inc.	10,371	2,857,107
Masco Corp.	77,973	4,234,714
Trane Technologies PLC	71,564	10,258,699
		26,048,212
Capital Markets — 4.5%
Ameriprise Financial Inc.	35,161	6,957,307
Apollo Global Management Inc.	61,989	2,847,775
Eaton Vance Corp., NVS	34,093	2,289,004
KKR & Co. Inc.	169,635	6,607,283
Nasdaq Inc.	34,222	4,629,210
SEI Investments Co.	35,823	1,893,245
T Rowe Price Group Inc.	67,483	10,559,740
		35,783,564
Chemicals — 3.4%
Albemarle Corp.	31,727	5,160,714
FMC Corp.	38,668	4,187,358
Mosaic Co. (The)	102,679	2,665,547
PPG Industries Inc.	70,396	9,483,045
RPM International Inc.	38,697	3,191,341
Scotts Miracle-Gro Co. (The)	12,148	2,689,689
		27,377,694
Commercial Services & Supplies — 0.7%
Republic Services Inc.	62,693	5,674,970

Communications Equipment — 2.1%
Ciena Corp.(a)	46,072	2,459,784
F5 Networks Inc.(a)	18,347	3,595,095
Lumentum Holdings Inc.(a)(b)	22,540	2,114,252
Motorola Solutions Inc.	50,523	8,465,128
		16,634,259
Security	Shares	Value

Construction & Engineering — 0.4%
Quanta Services Inc.	41,345	$2,913,582

Construction Materials — 0.7%
Martin Marietta Materials Inc.	18,559	5,334,042

Containers & Packaging — 1.9%
AptarGroup Inc.	19,322	2,569,246
Avery Dennison Corp.	24,852	3,749,421
Ball Corp.	97,489	8,580,982
		14,899,649
Distributors — 0.4%
LKQ Corp.(a)	83,373	2,925,559

Diversified Financial Services — 0.3%
Voya Financial Inc.	37,697	2,090,676

Electric Utilities — 1.5%
Eversource Energy	102,171	8,939,962
NRG Energy Inc.	72,702	3,010,590
		11,950,552
Electrical Equipment — 1.8%
Hubbell Inc.	16,192	2,519,475
Rockwell Automation Inc.	34,625	8,605,351
Sunrun Inc.(a)	46,501	3,221,125
		14,345,951
Electronic Equipment, Instruments & Components — 2.8%
CDW Corp./DE	42,614	5,610,559
TE Connectivity Ltd.	98,571	11,867,948
Trimble Inc.(a)	74,560	4,914,250
		22,392,757
Energy Equipment & Services — 0.5%
Baker Hughes Co.	204,381	4,106,014

Equity Real Estate Investment Trusts (REITs) — 10.3%
Alexandria Real Estate Equities Inc.	36,903	6,166,860
Americold Realty Trust	61,160	2,135,096
AvalonBay Communities Inc.	41,607	6,809,818
Camden Property Trust	28,990	2,961,329
Duke Realty Corp.	110,827	4,384,316
Equity LifeStyle Properties Inc.	50,456	3,069,743
Essex Property Trust Inc.	19,431	4,655,862
Extra Space Storage Inc.	38,508	4,381,825
Healthpeak Properties Inc.	160,433	4,756,838
Invitation Homes Inc.	167,055	4,924,781
Mid-America Apartment Communities Inc.	34,078	4,523,855
Realty Income Corp.	104,605	6,177,971
Regency Centers Corp.	47,111	2,222,697
Sun Communities Inc.	32,054	4,587,889
UDR Inc.	87,692	3,371,757
VEREIT Inc.	64,970	2,288,893
VICI Properties Inc.	159,893	4,042,095
Weyerhaeuser Co.	222,455	6,938,372
WP Carey Inc.	52,238	3,468,603
		81,868,600
Food & Staples Retailing — 0.2%
Casey’s General Stores Inc.	11,027	2,067,342

Food Products — 2.5%
Hershey Co. (The)	43,968	6,394,706
Hormel Foods Corp.	83,632	3,918,995
Lamb Weston Holdings Inc.	43,579	3,255,351

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co. Inc./MD, NVS	74,118	$6,636,526
		20,205,578
Gas Utilities — 0.4%
Atmos Energy Corp.	37,489	3,336,521

Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA Inc.	65,107	3,482,573
Hill-Rom Holdings Inc.	19,947	1,915,710
Varian Medical Systems Inc.(a)	27,226	4,780,069
		10,178,352
Health Care Providers & Services — 2.1%
DaVita Inc.(a)(b)	22,001	2,582,257
Encompass Health Corp.	29,685	2,386,674
Molina Healthcare Inc.(a)	17,668	3,774,061
Quest Diagnostics Inc.	40,164	5,187,181
Universal Health Services Inc., Class B	23,142	2,885,345
		16,815,518
Hotels, Restaurants & Leisure — 3.2%
Darden Restaurants Inc.	38,803	4,535,683
Hilton Worldwide Holdings Inc.	82,687	8,383,635
MGM Resorts International	122,125	3,487,890
Yum! Brands Inc.	89,906	9,124,560
		25,531,768
Household Durables — 3.5%
DR Horton Inc.	98,825	7,589,760
Garmin Ltd.	44,455	5,106,101
Lennar Corp., Class A	81,992	6,817,635
Lennar Corp., Class B	4,605	308,259
NVR Inc.(a)	1,041	4,628,785
PulteGroup Inc.	79,840	3,473,040
		27,923,580
Household Products — 1.0%
Clorox Co. (The)	37,566	7,868,574

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	15,936	2,309,604

Insurance — 3.2%
Arch Capital Group Ltd.(a)	120,988	3,800,233
Arthur J Gallagher & Co.	57,317	6,614,955
Assurant Inc.	17,709	2,399,038
RenaissanceRe Holdings Ltd.	15,169	2,282,025
Willis Towers Watson PLC.	38,417	7,796,346
WR Berkley Corp.	41,908	2,604,163
		25,496,760
Interactive Media & Services — 0.9%
Zillow Group Inc., Class A(a)	10,849	1,504,973
Zillow Group Inc., Class C, NVS(a)	44,001	5,740,371
		7,245,344
Internet & Direct Marketing Retail — 1.4%
Expedia Group Inc.	40,513	5,027,663
Wayfair Inc., Class A(a)(b)	21,700	5,909,344
		10,937,007
IT Services — 1.8%
Genpact Ltd.	52,572	2,012,456
Leidos Holdings Inc.	39,860	4,227,552
Paychex Inc.	95,356	8,326,486
		14,566,494
Security	Shares	Value

Leisure Products — 1.8%
Hasbro Inc.	37,960	$3,561,407
Peloton Interactive Inc., Class A(a)	76,150	11,127,800
		14,689,207
Life Sciences Tools & Services — 2.5%
IQVIA Holdings Inc.(a)	57,140	10,159,492
PerkinElmer Inc.	33,371	4,907,873
Waters Corp.(a)	18,492	4,894,278
		19,961,643
Machinery — 5.8%
Dover Corp.	42,947	5,002,896
Fortive Corp.	100,494	6,640,643
Ingersoll Rand Inc.(a)	110,781	4,635,077
Otis Worldwide Corp.	121,358	7,845,795
PACCAR Inc.	103,249	9,418,374
Parker-Hannifin Corp	38,386	10,157,319
Pentair PLC	49,515	2,696,587
		46,396,691
Media — 2.0%
Altice USA Inc., Class A(a)(b)	72,713	2,586,402
Liberty Broadband Corp., Class A(a)	6,961	1,010,528
Liberty Broadband Corp., Class C, NVS(a)	63,108	9,216,923
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	24,645	996,151
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	51,475	2,087,826
		15,897,830
Metals & Mining — 1.5%
Freeport-McMoRan Inc.	432,996	11,651,922

Multi-Utilities — 0.6%
CMS Energy Corp.	85,336	4,853,912

Oil, Gas & Consumable Fuels — 0.9%
Pioneer Natural Resources Co.	60,262	7,285,676

Pharmaceuticals — 0.5%
Elanco Animal Health Inc.(a)	140,624	4,082,315

Professional Services — 0.9%
Dun & Bradstreet Holdings Inc.(a)(b)	40,415	955,815
Equifax Inc.	36,253	6,420,769
		7,376,584
Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	99,975	6,096,476

Road & Rail — 1.7%
JB Hunt Transport Services Inc.	24,868	3,348,725
Kansas City Southern	27,896	5,653,682
Knight-Swift Transportation Holdings Inc.	37,520	1,500,800
Lyft Inc., Class A(a)(b)	73,562	3,270,567
		13,773,774
Semiconductors & Semiconductor Equipment — 6.6%
Cree Inc.(a)(b)	32,871	3,322,601
First Solar Inc.(a)	25,311	2,509,586
KLA Corp.	46,033	12,892,462
Microchip Technology Inc.	77,599	10,562,000
Qorvo Inc.(a)	33,991	5,808,382
Skyworks Solutions Inc.	49,497	8,377,367
Xilinx Inc.	73,053	9,538,530
		53,010,928
Software — 2.1%
Citrix Systems Inc.	36,693	4,891,544

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	176,305	$3,714,746
Nuance Communications Inc.(a)(b)	84,302	3,839,113
SolarWinds Corp.(a)	21,564	362,491
SS&C Technologies Holdings Inc.	66,365	4,173,031
		16,980,925
Specialty Retail — 4.3%
Advance Auto Parts Inc.	20,209	3,013,970
AutoZone Inc.(a)	6,907	7,724,582
Burlington Stores Inc.(a)	19,741	4,913,535
CarMax Inc.(a)	48,903	5,759,795
Tractor Supply Co.	34,719	4,921,071
Ulta Beauty Inc.(a)	16,791	4,697,450
Williams-Sonoma Inc.	22,865	2,947,756
		33,978,159
Textiles, Apparel & Luxury Goods — 0.9%
VF Corp	95,310	7,326,480

Trading Companies & Distributors — 1.3%
United Rentals Inc.(a)	21,499	5,224,472
WW Grainger Inc.	13,435	4,895,580
		10,120,052
Water Utilities — 1.5%
American Water Works Co. Inc.	54,024	8,590,896
Essential Utilities Inc.	66,462	3,077,191
		11,668,087
Total Common Stocks — 99.8%
(Cost: $630,702,453)		795,942,406
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	8,575,542	$8,580,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,272,000	1,272,000
		9,852,688

Total Short-Term Investments — 1.2%
(Cost: $9,851,552)		9,852,688

Total Investments in Securities — 101.0%
(Cost: $640,554,005)		805,795,094

Other Assets, Less Liabilities — (1.0)%		(8,342,396)

Net Assets — 100.0%		$797,452,698

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,992,505	$—		$(6,407,881	)(a)	$18,728	$(22,664)	$8,580,688	8,575,542	$38,306	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	822,000	450,000	(a)	—		—	—	1,272,000	1,272,000	898		—
						$18,728	$(22,664)	$9,852,688		$39,204		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	03/19/21	$556	$1,135

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Mid-Cap ETF
January 31, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	4	03/19/21	$934	$6,560
				$7,695

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$795,942,406	$—	$—	$795,942,406
Money Market Funds	9,852,688	—	—	9,852,688
	$805,795,094	$—	$—	$805,795,094
Derivative financial instruments(a)
Assets
Futures Contracts	$7,695	$—	$—	$7,695

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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